Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Obligations [Line Items]
Operating lease expense	$ 18,400	$ 22,400	$ 21,900
Cash payments operating leases	18,200	18,200	18,800
Operating lease assets	51,963	60,636
Operating lease liabilities	56,974	65,900
Operating lease non-current, liabilities	$ 43,456	$ 53,318
Operating lease, weighted average remaining lease term	5 years 25 days	5 years 9 months 10 days
Operating lease discount rate	4.20%	4.00%
Sublease rental income	$ 8,300	$ 5,900	500
New Right-of-Use Asset Lease [Member]
Lease Obligations [Line Items]
Operating lease assets	4,000	100	18,900
Operating lease liabilities	$ 4,000	$ 100	$ 18,900